EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity schedule of outstanding exchangeable shares, and class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

(US$ MILLIONS, except as noted)	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares
Balance at January 1, 2022	—	—	$—
Share issuance	73,088,510	1	2,077
Converted to class C shares	(80,425)	—	(2)
Shares exchanged to LP Units	(52,500)	—	(2)
Remeasurement (gains) losses	—	—	(836)
Balance at December 31, 2022	72,955,585	1	$1,237
The following table provides a continuity of the company’s outstanding common equity for the year ended December 31, 2022:

	Class C shares
(US$ MILLIONS, except as noted)	Shares outstanding (Shares)	Share capital
Balance at January 1, 2022	—	$—
Share issuance	25,853,695	735
Converted from exchangeable shares	80,425	2
Balance at December 31, 2022	25,934,120	$737